Financial risk management - Summary of Exposure to Various Currencies Denominated in Foreign Currency (Details) ₺ in Thousands, € in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 279,735				$ 481,327				$ 451,962
Accounts receivable and other	91,113				68,745
Other non-current assets	170				1,508
Investments in marketable securities	138				163
Accounts payable and other	(191,705)				(195,334)
Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents		$ 19,895				$ 9,842
Accounts receivable and other		10,939				14,842
Other non-current assets		2,680				3,314
Investments in marketable securities		74,085				67,439
Accounts payable and other		(72,690)				(84,802)
Other non-current liabilities		(13,468)				(14,893)
Net (liabilities) assets	16,180	$ 21,441			(3,172)	$ (4,258)
Currency risk | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | €			€ 10,567				€ 13,905
Accounts receivable and other | €			10,728				10,780
Other non-current assets | €			51,986				36,066
Investments in marketable securities | €			0				0
Accounts payable and other | €			(73,345)				(53,345)
Other non-current liabilities | €			(3,870)				(5,440)
Net (liabilities) assets	(4,271)		€ (3,934)		2,273		€ 1,966
Currency risk | Turkish lira
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | ₺				₺ 33,598				₺ 5,843
Accounts receivable and other | ₺				225,605				18,925
Other non-current assets | ₺				0				0
Investments in marketable securities | ₺				0				0
Accounts payable and other | ₺				(731,913)				(698,681)
Other non-current liabilities | ₺				(118,793)				(75,465)
Net (liabilities) assets	(31,633)			₺ (591,503)	(56,439)			₺ (749,378)
Currency risk | Other Foreign Currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net (liabilities) assets	$ (150)				$ 692